CONVERTIBLE NOTES (Details Textual 1)						1 Months Ended														3 Months Ended		12 Months Ended
	Jul. 15, 2015 USD ($)	Jul. 14, 2015 USD ($)	Jun. 04, 2015 USD ($) $ / shares	Mar. 12, 2015 USD ($) $ / shares	Jul. 02, 2014 USD ($) $ / shares	Jun. 02, 2015 USD ($)	May. 19, 2015 USD ($)	Apr. 27, 2015 USD ($)	Apr. 24, 2015 USD ($)	Apr. 20, 2015 USD ($)	Mar. 20, 2015 USD ($)	Mar. 12, 2015 USD ($) $ / shares	Feb. 20, 2015 USD ($)	Feb. 17, 2015 USD ($)	Feb. 15, 2015 USD ($)	Feb. 10, 2015 USD ($)	Jan. 27, 2015 USD ($)	Jan. 26, 2015 USD ($)	Jul. 18, 2014 USD ($)	Sep. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Mar. 19, 2015 USD ($)
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage			10.00%
Debt Instrument, Unamortized Discount																							$ 30,000
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger							55.00%
Debt Instrument, Increase, Accrued Interest																				$ 6,026
Proceeds from Notes Payable																	$ 50,000
Noninterest Expense Transfer Agent and Custodian Fees																	7,779
Legal Fees																	2,500
Expense Related to Distribution or Servicing and Underwriting Fees																	5,000
Net Proceeds From Notes Issued			$ 201,997														34,721
Amortization of debt discount																				206,935	$ 98,013	$ 295,795	49,029
Debt Conversion, Original Debt, Amount																			$ 50,000	0	(2,500)
Debt Conversion, Converted Instrument, Amount					$ 139,680																	152,285	0
Debt Instrument, Convertible, Conversion Price | $ / shares			$ 0.07		$ 0.0709
Convertible Notes Payable		$ 352,500					$ 782,500																	$ 782,500
Debt Convertible Note cash Purchase																				220,000
Proceeds from Interest Received			$ 1,997
Proceeds from Sale of Notes Receivable		17,690
Six Month Consulting Agreement [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage															5.00%
Debt Instrument, Maturity Date															Aug. 15, 2015
Debt Instrument, Unamortized Premium															$ 60,000
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger															60.00%
Debt Instrument, Increase, Accrued Interest															$ 1,677					$ 2,811
Debt Conversion, Converted Instrument, Amount															$ 90,000
Two Year Consulting Agreement [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				10.00%								10.00%
Debt Instrument, Maturity Date												Mar. 11, 2017								Mar. 11, 2017
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger				75.00%								75.00%
Debt Conversion, Converted Instrument, Amount				$ 60,000								$ 60,000
Interest Payable																				$ 3,337		1,825
Debt Instrument, Convertible, Conversion Price | $ / shares				$ 0.0175								$ 0.0175
Convertible Note Payable [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount			1,215,000
Debt Instrument, Unamortized Discount			$ 110,000																			529,500	30,000
Debt Instrument, Increase, Accrued Interest																				$ 15,593		$ 2,513
Debt Instrument, Percentage of Repayment, If prepaid within 60 days of the issuance date																				130.00%		130.00%
Debt Instrument, Percentage of Repayment, if prepaid 60 but less than 121 days after the issuance date																				140.00%		140.00%
Debt Instrument, Percentage of Repayment, if prepaid 120 but less than 180 days after the issuance date																				150.00%		150.00%
Debt Instrument, Debt Default, Interest Rate																						24.00%
Amortization of debt discount																				$ 186,935	$ 10,171	$ 114,033	$ 3,133
Percentage of Consideration Received			10.00%
Convertible Note Payable One [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount																		$ 28,000
Debt Instrument, Interest Rate, Stated Percentage																		8.00%
Debt Instrument, Maturity Date																		Oct. 28, 2015
Debt Instrument, Unamortized Premium																		$ 20,276
Debt Instrument, Convertible, Threshold Trading Days																		180
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger																		58.00%
Debt Instrument, Increase, Accrued Interest																						835
Debt Instrument, Periodic Payment, Principal																						15,432
Repayments of Debt																						37,137
Debt Instrument, Annual Principal Payment																						28,000
Prepayment Penalties																						8,302
Debt Instrument, Increase (Decrease), Other, Net																						4,844
Convertible Note Payable Two [Member]
Debt Instrument [Line Items]
Debt Instrument, Unamortized Discount																$ 7,500
Debt Instrument, Unamortized Premium																	$ 40,909					40,909
Debt Instrument, Convertible, Threshold Trading Days																	180
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger																	55.00%
Additionally Debt Instrument Unamortized Premium																						40,909
Debt Conversion, Original Debt, Amount																						50,000
Interest Payable																						609
Convertible Note Payable Three [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount																$ 45,000
Debt Instrument, Interest Rate, Stated Percentage																8.00%
Debt Instrument, Maturity Date																Feb. 10, 2016
Debt Instrument, Unamortized Discount														$ 7,500		$ 7,500
Debt Instrument, Unamortized Premium																$ 36,818						27,409
Debt Instrument, Convertible, Threshold Trading Days																180
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger																55.00%
Debt Instrument, Increase, Accrued Interest																						1,391
Convertible Note Payable Four [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount				$ 170,500								$ 170,500		$ 45,000
Debt Instrument, Interest Rate, Stated Percentage														8.00%
Debt Instrument, Maturity Date														Feb. 17, 2016
Debt Instrument, Unamortized Discount				13,000								13,000		$ 7,500
Debt Instrument, Unamortized Premium				139,500								139,500		$ 36,818								27,409
Debt Instrument, Convertible, Threshold Trading Days														180
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger														55.00%
Debt Instrument, Increase, Accrued Interest																				6,919		1,322
Convertible Note Payable Five [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount				$ 170,500							$ 150,000	$ 170,500
Debt Instrument, Interest Rate, Stated Percentage				8.00%								8.00%
Debt Instrument, Maturity Date												Mar. 12, 2016
Debt Instrument, Unamortized Discount				$ 13,000								$ 13,000
Debt Instrument, Unamortized Premium				139,500								$ 139,500
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger												55.00%
Debt Instrument, Increase, Accrued Interest																				6,411		4,148
Convertible Note Payable Six [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount											$ 150,000
Debt Instrument, Interest Rate, Stated Percentage											8.00%
Debt Instrument, Maturity Date											Mar. 20, 2016
Debt Instrument, Unamortized Premium											$ 122,727
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger											55.00%
Debt Instrument, Increase, Accrued Interest																						3,386
Convertible Back-End Note Payable One [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount																				45,000		45,000
Convertible Back-End Note Payable Two [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount																				45,000		45,000
Convertible Back-End Note Payable Three [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount																				170,500		170,500
Convertible Back-End Note Payable Four [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount																				150,000		150,000
Convertible Note Payable Seven [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount													$ 58,000
Debt Instrument, Interest Rate, Stated Percentage													12.00%
Debt Instrument, Maturity Date													Jul. 27, 2015
Debt Instrument, Unamortized Premium													$ 58,000									36,411
Debt Instrument, Convertible, Threshold Trading Days													180
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger													50.00%
Repayments of Debt																						83,512
Debt Instrument, Annual Principal Payment																						58,000
Prepayment Penalties																						23,300
Debt Instrument, Increase (Decrease), Other, Net																						21,589
Debt Instrument, Periodic Payment, Interest																						2,212
Convertible Note Payable Eight [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount				$ 104,000								$ 104,000
Debt Instrument, Interest Rate, Stated Percentage				8.00%								8.00%
Debt Instrument, Maturity Date												Dec. 16, 2015
Debt Instrument, Unamortized Premium				$ 75,310								$ 75,310										46,441
Debt Instrument, Convertible, Threshold Trading Days				180								180
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger				58.00%								58.00%
Debt Instrument, Increase, Accrued Interest																						2,530
Interest and Debt Expense																				6,276		46,441
Additionally Debt Instrument Unamortized Premium																						22,593
Repayments of Debt	$ 137,915
Debt Instrument, Annual Principal Payment	104,000
Prepayment Penalties	31,043
Debt Instrument, Periodic Payment, Interest	$ 2,872
Convertible Notes Payable Ten [Member]
Debt Instrument [Line Items]
Debt Instrument, Unamortized Discount									$ 7,500
Debt Instrument, Unamortized Premium									$ 36,818
Debt Instrument, Convertible, Threshold Trading Days									180
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger									55.00%
Debt Instrument, Increase, Accrued Interest									$ 671
Interest and Debt Expense									13,909											22,909		13,909
Proceeds from Notes Payable									45,000
Legal Fees									2,250
Net Proceeds From Notes Issued									35,250
Additionally Debt Instrument Unamortized Premium									36,818											36,818
Debt Instrument, Periodic Payment, Principal																				45,000
Debt Instrument, Periodic Payment, Interest																				1,765
Convertible Notes Payable Eleven [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount				$ 104,000								$ 104,000
Debt Instrument, Unamortized Discount									7,500
Debt Instrument, Unamortized Premium									$ 36,818
Debt Instrument, Convertible, Threshold Trading Days									180
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger									55.00%
Debt Instrument, Increase, Accrued Interest																				1,578		671
Interest and Debt Expense																				32,727		13,909
Proceeds from Notes Payable									$ 45,000
Legal Fees									2,250
Net Proceeds From Notes Issued									$ 35,250
Convertible Notes Payable Twelve [Member]
Debt Instrument [Line Items]
Debt Instrument, Unamortized Discount								$ 13,000
Debt Instrument, Unamortized Premium								$ 139,500												147,409
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger								55.00%
Debt Instrument, Increase, Accrued Interest																				5,867		2,429
Proceeds from Notes Payable								$ 170,500
Legal Fees								7,500
Net Proceeds From Notes Issued		334,810						$ 150,000
Additionally Debt Instrument Unamortized Premium		$ 288,409
Convertible Promissory Back-End Notes One [Member]
Debt Instrument [Line Items]
Convertible Notes Payable							37,500
Convertible Promissory Back-End Notes Two [Member]
Debt Instrument [Line Items]
Convertible Notes Payable							37,500
Convertible Promissory Back-End Notes Three [Member]
Debt Instrument [Line Items]
Convertible Notes Payable							157,500
Convertible Promissory Back-End Notes Four [Member]
Debt Instrument [Line Items]
Convertible Notes Payable							150,000
Convertible Promissory Back-End Notes Five [Member]
Debt Instrument [Line Items]
Convertible Notes Payable							17,500
Convertible Promissory Back-End Notes Six [Member]
Debt Instrument [Line Items]
Convertible Notes Payable							37,500
Convertible Promissory Back-End Notes Seven [Member]
Debt Instrument [Line Items]
Convertible Notes Payable							37,500
Convertible Promissory Back-End Notes Eight [Member]
Debt Instrument [Line Items]
Convertible Notes Payable							157,500
Convertible Promissory Back-End Notes Nine [Member]
Debt Instrument [Line Items]
Convertible Notes Payable							$ 150,000
Convertible Notes Payable Fourteen [Member]
Debt Instrument [Line Items]
Debt Instrument, Unamortized Premium						$ 122,727
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger						55.00%
Debt Instrument, Increase, Accrued Interest																				5,162		2,137
Proceeds from Notes Payable						$ 150,000
Legal Fees						7,500
Net Proceeds From Notes Issued						$ 142,500
Secured Investor Note One [Member]
Debt Instrument [Line Items]
Debt Instrument, Unamortized Discount			$ 30,000
Legal Fees			5,000
Debt Convertible Note cash Purchase			335,000
Secured Investor Note Two [Member]
Debt Instrument [Line Items]
Debt Instrument, Unamortized Discount			20,000
Debt Convertible Note cash Purchase			220,000
Secured Investor Note Three [Member]
Debt Instrument [Line Items]
Debt Instrument, Unamortized Discount			20,000
Debt Convertible Note cash Purchase			$ 220,000
Execution Note [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage			10.00%
Debt Instrument, Unamortized Discount			$ 30,000
Legal Fees			$ 5,000
Debt Instrument, Convertible, Conversion Price | $ / shares			$ 0.07
Debt Convertible Note cash Purchase			$ 300,000
Secured Debt, Secured Percentage by Lender			40.00%
Market Capitalization Minimum Amount			$ 3,000,000
Convertible Note Payable Nine [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount										$ 17,500
Debt Instrument, Interest Rate, Stated Percentage										8.00%
Debt Instrument, Maturity Date										Apr. 20, 2016
Debt Instrument, Unamortized Premium										$ 14,318
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger										55.00%
Debt Instrument, Increase, Accrued Interest																				$ 625		$ 272